Convertible Notes Payable (Related Party) (Details) - Convertible Notes Payable (Related Party) [Member] - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2022	Nov. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes Payable (Related Party) (Details) [Line Items]
Outstanding principal amount				$ 59,700,000	$ 51,700,000
Percentage of bears interest				4.50%
2012 Convertible Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Outstanding principal amount				$ 59,000,000	51,000,000
Percentage of bears interest				4.50%
Additional withdrawn amount	$ 10,000,000		$ 10,000,000
Issuance received				$ 8,000,000	8,000,000
Cost of Issuance				3,300,000	2,900,000
Undrawn principal amount				$ 5,000,000	3,000,000
Price per share (in Dollars per share)				$ 1
Percentage of price per share				80.00%
2013 Convertible Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Outstanding principal amount				$ 700,000	$ 700,000
Percentage of bears interest				4.50%
Price per share (in Dollars per share)				$ 1
Percentage of price per share				80.00%
New stock				$ 2,500,000
Effective conversion price (in Dollars per share)				$ 1
Convertible note payable		$ 50,000
Accrued interest		$ 18,000